SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 17: — SHARE-BASED COMPENSATION

In May 2022, the Company established the Freightos 2022 Long-Term Incentive Plan.

The fair value of options, granted in 2025, 2024 and 2023, was estimated using the Black-Scholes option-pricing model with the following assumptions:

Year ended December 31
	2025	2024	2023
Weighted average expected term (years)	3.97-5.84	5.44-5.86	5.67-10.01
Interest rate	3.5%-4.4%	4.06%-4.23%	4.18%-4.57%
Volatility	48%-55%	52%-53%	42%-47%
Dividend yield	—	—	—

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

The Company measures the grant date fair value of its RSUs based on the closing market price of the Ordinary shares on the date of grant.

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive income (loss) as follows:

	Year ended December 31,
	2025	2024	2023
Cost of revenue	$476	$378	$692
Research and development	1,136	855	1,337
Selling and marketing	1,006	907	1,336
General and administrative	1,688	1,485	2,061
	$4,306	$3,625	$5,426

NOTE 17: — SHARE-BASED COMPENSATION (Cont.)

The changes in outstanding share options were as follows:

	Year ended December 31,
	2025		2024		2023
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
		$		$		$
Options at beginning of year	4,197,242	3.35	4,908,983	3.25	5,286,884	3.21
Granted	625,594	6.28	221,220	0.01	401,331	2.8
Exercised	(637,510)	1.07	(617,516)	1.15	(299,471)	0.78
Forfeited	(294,680)	3.59	(315,445)	3.69	(479,761)	3.98
Options outstanding at end of year	3,890,646	4.18	4,197,242	3.35	4,908,983	3.25
Options exercisable at end of year	2,970,687	3.72	3,150,793	3.13	3,135,910	2.45

Based on the above inputs, the weighted average fair value of the share options granted in the years ended December 31, 2025 and 2024, was determined at $2.54 and $1.89 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2025 was 5.78 years (as of December 31, 2024: 5.97 years).

The range of exercise prices for share options outstanding as of December 31, 2025 was $0.01 — $15.00 (as of December 31, 2024 was $0.01 — $8.44).

The changes in outstanding RSUs and performance shares were as follows:

	Year ended December 31,
	2025		2024
		Weighted-		Weighted-
	Number	average fair	Number	average fair
	of Units	value	of Units	value
		$		$
Units at beginning of the period	2,521,360	2.01	919,750	2.76
Granted	2,690,646	2.53	2,339,591	1.90
Vested	(1,012,473)	2.15	(460,259)	2.65
Cancelled	(881,261)	1.58	(277,722)	2.48
Units outstanding at end of year	3,318,272	2.46	2,521,360	2.01

As of December 31, 2025 and 2024 there was $4,538 and $2,399 respectively of total unrecognized compensation cost related to unvested RSUs and performance shares which is expected to be recognized over a weighted-average period of 2.26 and 2.39 years respectively.